DEBENTURES - RELATED PARTIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash proceeds from debt issued	$ 0	$ 50,000
Long-term Line of Credit	0	391,472
Other Notes Payable, Current	0	0
Convertible Debt Related Party	0	416,472
Interest Expense, Debt	17,430	69,634
Amortization of debt discount	21,164	122,092
Line of Credit [Member]
Line of credit facility borrowed	0	114
Beneficial conversion feature	$ 3,444	$ 8,321